Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	$ 33,422,465	$ 31,915,482
Interest Bearing Deposit, Demand	48,423,471	47,890,988
Interest Bearing Deposit, Savings	93,903,196	85,579,615
Interest Bearing Deposit, Time	70,712,831	73,790,921
Individuals, partnerships and corporations (includes certified and official checks) [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	32,614,000	31,319,000
Interest Bearing Deposit, Demand	42,866,000	41,702,000
Interest Bearing Deposit, Savings	90,252,000	80,857,000
Interest Bearing Deposit, Time	67,254,000	70,125,000
United States Government [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand		1,000
Interest Bearing Deposit, Demand
Interest Bearing Deposit, Savings
Interest Bearing Deposit, Time
States and political subdivisions [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	646,000	540,000
Interest Bearing Deposit, Demand	5,558,000	6,189,000
Interest Bearing Deposit, Savings	3,546,000	4,723,000
Interest Bearing Deposit, Time	2,969,000	3,176,000
Commercial banks and other depository institutions [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	162,000	55,000
Interest Bearing Deposit, Savings	105,000
Interest Bearing Deposit, Time	$ 490,000	$ 490,000